ASSETS HELD FOR SALE AND INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE AND INVENTORIES, NET
Schedule of assets held for sale and inventories, net

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2021	December 31, 2020
In millions of COP
Inventories, net	413,097	426,642
Assets held for sale	133,697	82,503
Total assets held for sale and inventories, net	546,794	509,145

Schedule of inventories, net

Inventories	December 31, 2021	December 31, 2020
In millions of COP
Lands and buildings	335,936	380,009
Vehicles	80,064	59,035
Machinery	31,422	30,473
Total inventory cost	447,422	469,517
Impairment	(34,325)	(42,875)
Total inventories, net	413,097	426,642

Schedule of assets held for sale by operating segment

As of December 31, 2021

	Banking		Banking		Banking	Banking
Assets held for sale	Colombia		Panama		El Salvador	Guatemala	Total
In millions of COP
Machinery and equipment	2,277		2,063		-	-	4,340
Cost	2,305		2,153		-	-	4,458
Impairment	(28)		(90)		-	-	(118)
Real estate for residential purposes	9,119	(1)	83,321	(2)	7,419	1,355	101,214
Cost	9,147		85,315		7,642	1,699	103,803
Impairment	(28)		(1,994)		(223)	(344)	(2,589)
Real estate different from residential properties	13,817	(3)	14,326		-	-	28,143
Cost	13,817		14,383		-	-	28,200
Impairment	-		(57)		-	-	(57)
Total assets held for sale - cost	25,269		101,851		7,642	1,699	136,461
Total assets held for sale - impairment	(56)		(2,141)		(223)	(344)	(2,764)
Total assets held for sale(4)	25,213		99,710		7,419	1,355	133,697
(1)	The decrease corresponds to reclassifications to the Marketable and non-marketable for sale assets category. See Note 14 Other assets, net.
(2)	The increase corresponds to 62 Real estate for residential purposes received during 2021.
(3)	The increase corresponds to the income from 22 assets, mainly a warehouse received for COP 9,123.
(4)	For 2021 there are no assets related to investments held for sale.

As of December 31, 2020

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Total
In millions of COP
Machinery and equipment	1,978	1,299	-	-	3,277
Cost	2,070	1,384	-	-	3,454
Impairment	(92)	(85)	-	-	(177)
Real estate for residential purposes	26,138	35,732	4,918	3,464	70,252
Cost	26,348	37,156	5,120	3,464	72,088
Impairment	(210)	(1,424)	(202)	-	(1,836)
Real estate different from residential properties	-	8,974	-	-	8,974
Cost	-	9,055	-	-	9,055
Impairment	-	(81)	-	-	(81)
Total assets held for sale - cost	28,418	47,595	5,120	3,464	84,597
Total assets held for sale - impairment	(302)	(1,590)	(202)	-	(2,094)
Total assets held for sale(1)	28,116	46,005	4,918	3,464	82,503
(1)	For 2020 there are no assets related to investments held for sale.